Cover	Aug. 30, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 30, 2023
Entity Registrant Name	CARVANA CO.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38073
Entity Tax Identification Number	81-4549921
Entity Address, Address Line One	300 E. Rio Salado Parkway
Entity Address, City or Town	Tempe
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85281
City Area Code	(602)
Local Phone Number	852-6604
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001690820
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, Par Value $0.001 Per Share
Trading Symbol	CVNA
Security Exchange Name	NYSE
Preferred Stock Purchase Rights
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Security Exchange Name	NYSE